Related Party Transactions (Tables)	12 Months Ended
Aug. 31, 2018
Related Party Transactions [Abstract]
Schedule of Transactions With Related Parties

The Group entered into the following transactions with its related parties:

	For the year ended August 31,
	2016	2017	2018
	RMB	RMB	RMB
Purchases of services and materials provided by other entities controlled by Ms. H are as below
Foshan Shunde Country Garden Property Development Co., Ltd.	—	—	1,532
Zengcheng Crystal Water Plant Co., Ltd.	722	951	1,296
Guangzhou Country Garden Shuttle Bus Services Limited	3,213	1,232	760
Zhaoqing Country Garden Furniture Co., Ltd.	2,222	—	—
Zhaoqing Contemporary Zhumei Furnishing Co., Ltd.	1,702	152	—
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd.	—	1,186	2,069
Guangdong Phoenix Holiday International Travel Service Co., Ltd.	47	67	2,446
Huidong Country Garden Real Estate Development Co., Ltd.	—	—	814
Others	1,147	97	2,200

Total	9,053	3,685	11,117

	For the year ended August 31,
	2016	2017	2018
	RMB	RMB	RMB
Construction services provided by other entities controlled by Ms. H are as below
Guangdong Giant Leap Construction Co., Ltd.	21,222	20	5,728
Guangyuan Country Garden Investment Co., Ltd.	—	12,000	—

Total	21,222	12,020	5,728

	For the year ended August 31,
	2016	2017	2018
	RMB	RMB	RMB
Services provided to other entities controlled by Ms. H are as below
Huidong Country Garden Real Estate Development Co., Ltd.	—	1,851	3,445
Kaiping Country Garden Property Development Co., Ltd.	—	1,500	1,500
Changsha Ningxiang Country Garden Property Development Co., Ltd.	—	—	2,186
Others	—	1,278	37

Total	—	4,629	7,168

Schedule of Amounts Owed From and to Related Parties

The following table presents amounts owed from and to related parties as of August 31, 2017 and 2018:

	As of August 31,
	2017	2018
	RMB	RMB
Amounts due from related parties
Guangdong Country Garden Vocational Education School (1)	14	25
Guangdong Giant Leap Construction Co., Ltd. (1)	5,026	—
Foshan Shunde Country Garden Property Development Co., Ltd. (1)	—	4,172
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd. (1)	321	735
Huidong Country Garden Real Estate Development Co., Ltd. (2)	1,809	3,445
Changsha Ningxiang Country Garden Property Development Co., Ltd. (2)	208	2,186
Kaiping Country Garden Property Development Co., Ltd. (6)	—	1,590
Zengcheng Country Garden Property Development Co., Ltd. (5)	—	948
Szeto Kwok Kin, Daniel (3)	—	999
Can-Achieve Global Edutour Co., Ltd. (4)	—	2,505
Others (1)	562	1,355

Total	7,940	17,960

Amounts due from related parties are non-interest bearing, unsecured, and due on demand.

(1)	The amounts mainly represent the advance payment for purchasing services and materials or construction services provided by the entities controlled by Ms.H.
(2)	The amounts mainly represent the receivables of the enrolment tuition discount to the owners of properties with the other real-state subsidiaries controlled by Ms.H.
(3)	The amounts mainly represent an other receivable due from a non-controlling interest shareholder acquired through the acquisition of FGE Group.
(4)	The amounts mainly represent an other receivable due from Can-Achieve Global Edutour Co., Ltd. acquired through the acquisition of Can-achieve Group.
(5)	The amounts due from related parties represent expenses paid on behalf of entities controlled by Ms.H.
(6)	The amounts mainly represent the receivables of providing consulting services on pre-opening schools to Kaiping Country Garden.

	As of August 31,
	2017	2018
	RMB	RMB
Amounts due to related parties
Guangzhou Country Garden Shuttle Bus Services Limited (1)	255	4
Laian Country Garden Property Development Co., Ltd.(2)	11,550	11,550
Changsha Ningxiang Country Garden Property Development Co., Ltd. (2)	8,732	8,732
Chuzhou Country Garden Property Development Co., Ltd. (2)	12,000	12,000
Wuhan Country Garden Property Management Co., Ltd. (2)	3,154	3,154
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd. (3)	8,013	5,781
Guangdong Giant Leap Construction Co., Ltd. (3)	20,701	17,058
Foshan Shunde Bi Ri Security Engineering Co., Ltd. (3)	228	228
Guangyuan Country Garden Investment Co., Ltd. (3)	6,000	1,200
Baoding Baigou New Town Honghua Eaton Commerce Co., Ltd. (4)	—	3,000
New Learning Management Co., Ltd. (5)	—	89,469
Others	5,800	5,119

Total	76,433	157,295

Amounts due to related parties are non-interest bearing, unsecured, and due on demand.

(1)	The amounts represent the purchase of shuttle bus service fees payable to Guangzhou Country Garden Shuttle Bus Services Limited.
(2)	The amounts mainly represent financing funds for maintaining daily operation of schools held by affiliated entities under common control from other entities controlled by Ms. H, Chairman of the Group.
(3)	The amounts mainly represent construction services provided by other entities controlled by Ms. H, Chairman of the Group.
(4)	The amounts represent the financing funds for maintaining daily operation from Baoding BaiGou, the non-controlling interest shareholder.
(5)	The amounts represent the acquisition payables for the acquisition of Xinqiao Group to New Learning Management Co., Ltd., the non-controlling interest shareholder.